Shareholder Fees - FidelityValueDiscoveryK6Fund-PRO	Sep. 28, 2024 USD ($)
FidelityValueDiscoveryK6Fund-PRO | Fidelity Value Discovery K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none